Total
New Covenant Balanced Income Fund
New Covenant Balanced Income Fund
Investment Objective
The Fund's investment objective is to produce current income and long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	New Covenant Balanced Income Fund New Covenant Balanced Income Fund
Management Fees	none
Distribution (12b-1) Fees	none
Other Expenses	0.20%
Acquired Fund Fees and Expenses ("AFFE")	0.77%
Total Annual Fund Operating Expenses	0.97%	[1]
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the Prospectus) because: (i) the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds; and (ii) Other Expenses have been restated to reflect estimated fees and expenses for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund | USD ($)	99	309	536	1,190

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

To pursue its objective, the Fund invests primarily in shares of the New Covenant Growth Fund (the "Growth Fund") and the New Covenant Income Fund (the "Income Fund"), with a majority of its assets generally invested in shares of the Income Fund.

Between 50% and 75% of the Fund's net assets (with a "neutral" position of approximately 65% of the Fund's net assets) are invested in shares of the Income Fund, with the balance of its net assets invested in shares of the Growth Fund or cash or cash equivalents.

The Fund will periodically rebalance its investments in the Growth Fund and the Income Fund, within the limits described above. In implementing this rebalancing strategy, past and anticipated future performance of both the Growth Fund and the Income Fund are taken into account. The allocation of investments made in the Growth Fund and the Income Fund varies in response to market conditions, investment outlooks, and risk/reward characteristics of equity and fixed income securities. Because the Fund is a fund-of-funds, you will indirectly bear your proportionate share of any fees and expenses charged by the Growth Fund and the Income Fund.

The Income Fund invests in corporate bonds. The Income Fund also invests in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), which are supported by the full faith and credit of the U.S. Government, and the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported by the right of the issuer to borrow from the U.S. Treasury. The Income Fund may also invest, to a lesser extent, in bonds of international corporations or foreign governments. In addition, the Income Fund invests in mortgage-backed and asset-backed securities and may enter into fully-collateralized repurchase agreements. The Income Fund may also invest up to 20% of its net assets in commercial paper and up to 40% of its net assets in fixed income securities of foreign issuers in any country, including developed or emerging markets. The remainder of the Income Fund's assets may be held in cash or cash equivalents.

At least 65% of the Income Fund's net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the Income Fund will attempt to maintain an overall credit quality rating of AA or higher. The Income Fund may invest in unrated equivalents that may be considered to be investment grade. The Income Fund may invest up to 20% of its net assets in bonds that are rated below investment grade (junk bonds).

The Growth Fund invests in common stocks and other equity securities. The Growth Fund invests primarily in a diversified portfolio of equity securities of U.S. companies that are components of an index that represents broad exposure to the U.S. large cap equity market. The Growth Fund seeks generally to replicate the performance of the index, subject to such variation as may arise as a result of implementation of the Presbyterian Principles discussed below.

The Growth Fund and the Income Fund, in which the Fund invests, seeks to invest consistent with social-witness principles established by the General Assembly of the Presbyterian Church (U.S.A.) (the "Presbyterian Principles"), as reflected in Guidelines put forth by the Committee on Mission Responsibility Through Investing (the "Committee"). The Fund seeks to avoid investing in companies involved in tobacco, alcohol and gambling, along with for-profit prisons, and some companies related to weapons production, antipersonnel and mines, handguns and assault weapons. In addition, at times a company involved in serious human rights violations may also be screened. The Fund may also screen companies for other reasons when deemed appropriate to implement the Presbyterian Principles.

Principal Risks

The success of the Fund's investment strategy depends on the allocation of assets among the Growth Fund and the Income Fund and the performance of the Growth Fund and the Income Fund. In managing the Fund, SEI Investments Management Corporation ("SIMC," or the "Adviser") may be incorrect in assessing market conditions, investment outlooks, and risk/reward characteristics of equity and fixed income securities. In addition, the methodology by which SIMC allocates the Fund's assets among the Growth Fund and the Income Fund may not achieve desired results and may cause the Fund to lose money or underperform other comparable mutual funds. The principal risks of the Fund as a result of its investments in the Growth Fund and the Income Fund are set forth below.

Fixed Income Market Risk — The prices of the Income Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Income Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Social-Witness Principles/Socially Responsible Investing Risk — The Growth Fund and the Income Fund consider various social-witness principles and other socially responsible investing principles in their investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with their established social-witness principles and other socially responsible investing principles. This means that the Growth Fund and Income Fund may underperform other similar mutual funds that do not consider social-witness principles and other socially responsible investing principles in their investing.

Asset Allocation Risk — The risk that SIMC's decisions regarding the allocation of Fund assets to the Growth Fund and Income Fund will not anticipate market trends successfully.

Investment Style Risk — The risk that the equity securities in which the Growth Fund invests may underperform other segments of the equity markets or the equity markets as a whole and the risk that the fixed income securities in which the Income Fund invests may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Income Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Income Fund whereby a defaulting counterparty could delay or prevent the Income Fund's recovery of collateral.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Tracking Error Risk — The risk that the Growth Fund's performance may vary substantially from the performance of the underlying index it tracks as a result of cash flows, fund expenses, imperfect correlation between the Growth Fund's investments and the underlying index's components, implementation of the Presbyterian Principles, and favoring ESG and other factors.

Small Capitalization Risk — Smaller capitalization companies in which the Growth Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange.

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Derivatives Risk — The Growth Fund's use of futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above. Leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Growth Fund or the Income Fund would like. The Growth Fund or the Income Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Opportunity Risk — The Growth Fund and the Income Fund may miss out on an investment opportunity because the assets necessary to take advantage of that opportunity are tied up in other investments.

Leverage Risk — The Growth Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Duration Risk — The longer-term securities in which the Income Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Income Fund to invest the proceeds at generally lower interest rates.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may be appropriate for investors who prefer a balanced investment program that allocates assets between growth and income portfolios, with an emphasis on income; prefer that half or more of the portfolio be income-producing securities; can tolerate performance that will vary from year to year; and have a longer-term investment horizon.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years compared with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.NewCovenantFunds.com or by calling the Fund toll-free at 877-835-4531.

Best Quarter: 9.08% (06/30/09) Worst Quarter: -5.39% (09/30/11) The Fund's total return (pre-tax) from January 1, 2019 to September 30, 2019 was 10.75%.
Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

This table compares the Fund's average annual total returns to those of the Fund's current and prior benchmark indexes, as well as three additional indexes. The Fund's benchmark index changed from the Russell 1000 Index to the Russell 3000 Index because the Adviser believes that the Russell 3000 Index better reflects the Fund's investment strategy. The additional indexes have been included to provide further comparison to the Fund's overall performance.

Average Annual Returns - New Covenant Balanced Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
New Covenant Balanced Income Fund	Fund Return Before Taxes	(1.99%)	3.29%	6.07%
After Taxes on Distributions | New Covenant Balanced Income Fund	Fund Return After Taxes on Distributions	(3.55%)	1.94%	5.00%
After Taxes on Distributions and Sale of Fund Shares | New Covenant Balanced Income Fund	Fund Return After Taxes on Distributions and Sale of Fund Shares	(0.51%)	2.22%	4.52%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	(5.24%)	7.91%	13.18%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	(4.78%)	8.21%	13.28%
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.92%	2.09%	3.13%
Blended 35% Russell 3000 Index/ 65% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Blended 35% Russell 3000 Index/ 65% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(0.99%)	4.26%	6.80%
Blended 35% Russell 1000 Index/ 65% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Blended 35% Russell 1000® Index/ 65% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(0.83%)	4.35%	6.82%